CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended		12 Months Ended		29 Months Ended	32 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Operating expenses:
Research and development	$ 1,089,000	$ 675,000	$ 4,912,457	$ 1,501,265	$ 6,491,617	$ 7,581,000
Marketing and pre-production costs	725,000	497,000	2,354,403	295,987	2,650,390	3,375,000
General and administrative	854,000	1,904,000	6,295,538	2,177,156	8,629,512	9,483,000
Total operating loss	2,668,000	3,076,000	13,562,398	3,974,408	17,771,519	20,439,000
Revaluation of warrants to investors and service provider	(142,000)	2,136,000	293,542	1,606,378	1,884,053	1,742,000
Other financial expenses, net	458,000	15,000	75,838	105,787	348,128	806,000
Financial expenses, net	316,000	2,151,000	369,380	1,712,165	2,232,181	2,548,000
Net loss	2,984,000	5,227,000	13,931,778	5,686,573	20,003,700	22,987,000
Total comprehensive loss			$ 13,931,778	$ 5,686,573	$ 20,003,700
Net loss per share:
Basic loss per share (in dollars per share)	$ (0.14)	$ (0.35)
Weighted average number of common stock used in computing basic net loss per share (in shares)	21,274,831	14,808,563
Diluted loss per share (in dollars per share)	$ (0.14)	$ (0.35)
Weighted average number of common stock used in computing diluted net loss per share (in shares)	21,418,439	14,808,563
Basic and diluted loss per share (in dollars per share)			$ 0.76	$ 0.46
Weighted average number of common stock used in computing basic and diluted net loss per share (in shares)			18,313,073	12,375,002